Capital Management and Financial Risk - Maturities of the Company's financial liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Capital Management And Financial Risk [Line Item]
Accounts payable and accrued liabilities	$ 21,333	$ 10,822
Within 1 Year
Capital Management And Financial Risk [Line Item]
Accounts payable and accrued liabilities	21,333
Debt obligations (note 12)	438
Maturities of financial liabilities	21,771
1 to 5 Years
Capital Management And Financial Risk [Line Item]
Accounts payable and accrued liabilities	0
Debt obligations (note 12)	1,567
Maturities of financial liabilities	1,567
More than 5 years
Capital Management And Financial Risk [Line Item]
Debt obligations (note 12)	1,343
Maturities of financial liabilities	$ 1,343